Stock Option Plans and Warrants to Purchase Common Stock - Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock (Details) - Stock options	12 Months Ended
Dec. 31, 2022 $ / shares shares
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock [Line Items]
Weighted Average Remaining Contractual Life in Years	7 years 10 months 24 days
Outstanding Options	192,273
Exercisable Options	133,794
$8.10 - $40.05 [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock [Line Items]
Exercise price, lower limit | $ / shares	$ 8.10
Exercise price, upper limit | $ / shares	$ 40.05
Weighted Average Remaining Contractual Life in Years	8 years 1 month 28 days
Outstanding Options	183,250
Exercisable Options	124,771
$111.00 - $234.00 [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock [Line Items]
Exercise price, lower limit | $ / shares	$ 111.00
Exercise price, upper limit | $ / shares	$ 234.00
Weighted Average Remaining Contractual Life in Years	2 years 11 months 26 days
Outstanding Options	6,309
Exercisable Options	6,309
$301.50 - $339.00 [Member]
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock [Line Items]
Exercise price, lower limit | $ / shares	$ 301.50
Exercise price, upper limit | $ / shares	$ 339.00
Weighted Average Remaining Contractual Life in Years	1 year 4 months 2 days
Outstanding Options	2,714
Exercisable Options	2,714